RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 38.6	$ 28.1
Essakane S.A.
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 38.6	$ 28.1